Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash equivalents	$ 0	$ 0
Balance, trust account	20,670,271	19,706,540
Federal depository insurance coverage amount	250,000	250,000
Unrecognized tax benefits	0	$ 0
Unrecognized tax penalties and interest accrued	0
Temporary Equity, Accretion to Redemption Value	$ 5,000,001
Common Class A [Member]
Temporary equity shares redemption	1,895,481	1,895,481